Intangibles (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	May 06, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization expense related to intangible assets	$ 0	$ 17,600,000	$ 0	$ 0	$ 0